Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Series X Preferred Stock [Member] Next NRG Holding Corp [Member]	Common Stock [Member]	Common Stock [Member] Next NRG Holding Corp [Member]	Common Stock [Member] Series X Preferred Stock [Member] Next NRG Holding Corp [Member]	Common Stock [Member] Common Class A [Member] Next NRG Holding Corp [Member]	Common Stock [Member] Common Class B [Member] Next NRG Holding Corp [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Next NRG Holding Corp [Member]	Additional Paid-in Capital [Member] Common Class A [Member] Next NRG Holding Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Next NRG Holding Corp [Member]	AOCI Attributable to Parent [Member]	Total	Next NRG Holding Corp [Member]
Balance at Dec. 31, 2021			$ 133	$ 100					$ 39,212,782	$ 1,230		$ (17,339,396)	$ 45,735	$ (5,073)	$ 21,868,446	$ 47,065
Balance, shares at Dec. 31, 2021			1,312,174	100,000
Stock based compensation - related party			$ 2						1,309,522						$ 1,309,524
Stock based compensation - related parties, shares			18,373												28,623
Stock issued for services			$ 102,759
Stock issued for services, shares			1,707
Net loss												(17,505,765)	(13,715)		$ (17,505,765)	(13,715)
Stock based compensation- other									102,759						102,759
Stock issued for cash - related party
Unrealized loss on debt securities														(39,517)	(39,517)
Imputed Interest – Related Party										1,732						1,732
Stock based compensation - other, shares			1,707
Consideration for acquisition									50,000						50,000
Consideration for acquisition, shares			2,016
Balance at Dec. 31, 2022			$ 135	$ 100		$ 150	$ 100		40,675,063	2,962	$ 2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022			1,334,270	100,000		15,000,000	10,000,000
Stock based compensation - related party									116,250						116,250
Stock based compensation - related parties, shares			2,604
Net loss												(2,348,771)	(900)		(2,348,771)	(900)
Stock based compensation- other									75,811						75,811
Stock issued for cash - related party									25,308						25,308
Stock issued for cash - related party, shares			3,357
Cash paid for direct offering costs									(25,308)						(25,308)
Unrealized loss on debt securities														31,062	31,062
Balance at Mar. 31, 2023			$ 133			$ 150	$ 100		40,867,126		2,812	(37,193,932)	31,120	(13,528)	3,659,799	34,182
Balance, shares at Mar. 31, 2023			1,340,231			15,000,000	10,000,000
Balance at Dec. 31, 2022			$ 135	$ 100		$ 150	$ 100		40,675,063	2,962	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022			1,334,270	100,000		15,000,000	10,000,000
Stock based compensation - related party			$ 26						1,215,339						1,215,365
Stock based compensation - related parties, shares			268,986
Stock issued as debt issue costs - related party			$ 16					$ 10	919,474						919,500
Stock issued as debt issue costs - related party, shares, shares			160,000					104,000
Stock issued for services			$ 4						272,746						272,750
Stock issued for services, shares			40,000
Net loss												(10,471,889)	(596,039)		(10,471,889)	(596,039)
Stock based compensation- other									37,031						37,031
Stock issued for cash - related party									25,308						25,308
Stock issued for cash - related party, shares			3,357
Cash paid for direct offering costs									(25,308)						(25,308)
Unrealized loss on debt securities														44,590	44,590
Loss on debt extinguishment - related party									291,000						291,000
Imputed Interest – Related Party										74,559						74,559
Stock based compensation - other, shares			40,000
Balance at Dec. 31, 2023			$ 181	$ 100		$ 150	$ 100	$ 10	43,410,653	$ 77,521	77,371	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance, shares at Dec. 31, 2023			1,806,612	100,000		15,000,000	10,000,000	104,000
Balance at Dec. 31, 2023			$ 181					$ 10	43,410,653			(45,317,050)			(1,906,206)
Beginning balance, shares at Dec. 31, 2023			1,806,612					104,000
Stock based compensation - related party									147,334						147,334
Stock based compensation - related parties, shares
Stock issued as debt issue costs - related party			$ 7						345,886						345,893
Stock issued as debt issue costs - related party, shares, shares			76,289
Stock issued for services
Stock issued for services, shares			376
Net loss												(1,899,122)	(415,876)		(1,899,122)	(415,876)
Stock issued for cash - related party											1					1
Stock issued for cash - related party, shares					1
Imputed Interest – Related Party											$ 742					$ 742
Vesting of stock based compensation Series A and B preferred stock											190,312					190,312
Balance at Mar. 31, 2024			$ 188			$ 150	$ 100	$ 10	$ 43,903,873		$ 268,426	$ (47,216,172)	$ (979,895)		$ (3,312,101)	$ (711,219)
Balance, shares at Mar. 31, 2024		1	1,883,277			15,000,000	10,000,000	104,000